UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices)     (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 1/31/17

Fund's investmentsInvestors Trust

As of 1-31-17 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 131.1% (85.9% of Total investments)						$206,009,713
(Cost $203,555,084)
Consumer discretionary 24.7%						38,864,514
Auto components 2.9%
Adient Global Holdings, Ltd. (S)	4.875		08-15-26		805,000	790,413
American Axle & Manufacturing, Inc. (L)(Z)	6.250		03-15-21		1,000,000	1,030,000
Lear Corp. (Z)	5.250		01-15-25		1,210,000	1,283,931
Nemak SAB de CV (S)	5.500		02-28-23		550,000	541,035
The Goodyear Tire & Rubber Company	5.000		05-31-26		950,000	957,125
Automobiles 0.2%
General Motors Financial Company, Inc. (Z)	3.450		04-10-22		380,000	379,310
Hotels, restaurants and leisure 4.0%
Chester Downs & Marina LLC (S)	9.250		02-01-20		1,185,000	1,185,000
Hilton Grand Vacations Borrower LLC (S)	6.125		12-01-24		750,000	783,750
International Game Technology PLC (S)	6.500		02-15-25		1,785,000	1,927,800
Jacobs Entertainment, Inc. (S)	7.875		02-01-24		355,000	364,763
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24		1,340,000	1,403,650
Penn National Gaming, Inc. (S)	5.625		01-15-27		695,000	695,883
Waterford Gaming LLC (H)(S)	8.625		09-15-14		377,791	0
Household durables 1.0%
Tempur Sealy International, Inc.	5.500		06-15-26		625,000	615,625
Toll Brothers Finance Corp.	4.875		11-15-25		875,000	877,188
Internet and direct marketing retail 1.2%
Expedia, Inc.	5.000		02-15-26		1,000,000	1,051,323
QVC, Inc.	5.950		03-15-43		1,000,000	911,293
Media 12.2%
AMC Entertainment Holdings, Inc. (S)	5.875		11-15-26		1,155,000	1,178,100
Cablevision Systems Corp.	7.750		04-15-18		985,000	1,036,713
Cablevision Systems Corp. (L)(Z)	8.000		04-15-20		750,000	828,900
CCO Holdings LLC	5.125		02-15-23		350,000	363,125
CCO Holdings LLC (L)(S)(Z)	5.750		02-15-26		1,500,000	1,589,532
Cengage Learning, Inc. (L)(S)(Z)	9.500		06-15-24		850,000	722,500
Grupo Televisa SAB	4.625		01-30-26		725,000	725,698
Grupo Televisa SAB	8.490		05-11-37	MXN	11,700,000	492,078
Lions Gate Entertainment Corp. (L)(S)(Z)	5.875		11-01-24		1,095,000	1,114,163
McGraw-Hill Global Education Holdings LLC (L)(S)(Z)	7.875		05-15-24		415,000	383,875
MDC Partners, Inc. (L)(S)(Z)	6.500		05-01-24		955,000	830,850
MHGE Parent LLC (L)(S)(Z)	8.500		08-01-19		1,000,000	950,000
Myriad International Holdings BV (L)(S)(Z)	5.500		07-21-25		915,000	932,989
Nielsen Finance LLC (L)(S)(Z)	5.000		04-15-22		800,000	814,000
Outfront Media Capital LLC (L)(Z)	5.250		02-15-22		900,000	931,500
Outfront Media Capital LLC	5.875		03-15-25		485,000	506,825
Sirius XM Radio, Inc. (L)(S)(Z)	6.000		07-15-24		925,000	984,552
Time Warner Cable LLC	4.500		09-15-42		1,515,000	1,361,164
Time Warner Cable LLC	8.250		04-01-19		375,000	420,118
Viacom, Inc. (Z)	4.375		03-15-43		2,260,000	1,851,458
Viacom, Inc. (Z)	5.850		09-01-43		1,125,000	1,119,004
Specialty retail 2.2%
Group 1 Automotive, Inc. (L)(S)(Z)	5.250		12-15-23		1,500,000	1,503,750
Jo-Ann Stores Holdings, Inc., PIK (L)(S)(Z)	9.750		10-15-19		255,000	241,931
L Brands, Inc.	6.950		03-01-33		1,710,000	1,662,975

2SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 1.0%
PVH Corp. (L)(Z)	4.500		12-15-22	1,500,000	$1,520,625
Consumer staples 4.1%					6,381,360
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Z)	3.750		01-15-22	750,000	785,416
Food and staples retailing 0.5%
Tops Holding LLC (S)	8.000		06-15-22	860,000	681,550
Food products 1.1%
FAGE International SA (S)	5.625		08-15-26	430,000	435,642
JBS Investments GmbH (S)	7.750		10-28-20	1,205,000	1,274,288
Personal products 1.0%
Revlon Consumer Products Corp.	5.750		02-15-21	1,600,000	1,606,000
Tobacco 1.0%
Reynolds American, Inc. (Z)	6.875		05-01-20	720,000	817,564
Vector Group, Ltd. (L)(S)(Z)	6.125		02-01-25	760,000	780,900
Energy 20.4%					32,086,581
Energy equipment and services 0.6%
Weatherford International, Ltd. (L)(Z)	8.250		06-15-23	905,000	923,100
Oil, gas and consumable fuels 19.8%
Antero Resources Corp.	5.125		12-01-22	917,000	923,878
Cenovus Energy, Inc.	3.800		09-15-23	875,000	870,271
Cheniere Corpus Christi Holdings LLC (S)	5.875		03-31-25	995,000	1,052,213
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24	800,000	893,000
Chesapeake Energy Corp. (L)(S)(Z)	8.000		01-15-25	415,000	426,931
Continental Resources, Inc.	4.500		04-15-23	500,000	493,750
Enbridge Energy Partners LP (Z)	5.875		10-15-25	2,140,000	2,383,999
Kinder Morgan Energy Partners LP (Z)	4.250		09-01-24	1,310,000	1,340,295
Kinder Morgan, Inc. (Z)	5.550		06-01-45	1,055,000	1,113,576
Newfield Exploration Company (L)(Z)	5.750		01-30-22	750,000	798,750
Oasis Petroleum, Inc.	6.875		03-15-22	705,000	722,625
Parsley Energy LLC (S)	5.375		01-15-25	370,000	379,250
Permian Resources LLC (L)(S)(Z)	7.125		11-01-20	500,000	422,500
Petrobras Global Finance BV	6.850		06-05-15	1,535,000	1,285,793
Petrobras Global Finance BV	7.375		01-17-27	1,755,000	1,826,429
Petroleos Mexicanos (L)(Z)	5.500		01-21-21	755,000	785,578
Phillips 66 Partners LP (Z)	4.900		10-01-46	1,585,000	1,551,094
Sabine Pass Liquefaction LLC (S)	5.000		03-15-27	1,000,000	1,047,500
Sabine Pass Liquefaction LLC (L)(S)(Z)	5.875		06-30-26	610,000	677,863
SM Energy Company (L)(Z)	5.625		06-01-25	880,000	862,400
SM Energy Company (L)(Z)	6.750		09-15-26	530,000	551,200
Sunoco Logistics Partners Operations LP (Z)	3.900		07-15-26	425,000	415,507
Tallgrass Energy Partners LP (S)	5.500		09-15-24	915,000	928,725
Teekay Offshore Partners LP	6.000		07-30-19	1,085,000	976,500
Tesoro Corp.	5.125		04-01-24	650,000	674,375
Tesoro Logistics LP	5.250		01-15-25	870,000	906,975
Tesoro Logistics LP	6.125		10-15-21	635,000	664,369
Tesoro Logistics LP	6.250		10-15-22	650,000	692,250
Tesoro Logistics LP (L)(Z)	6.375		05-01-24	140,000	152,075
Whiting Petroleum Corp.	5.750		03-15-21	705,000	712,050
Whiting Petroleum Corp. (L)(Z)	6.250		04-01-23	360,000	363,600
Williams Partners LP (Z)	4.875		03-15-24	2,795,000	2,889,594

SEE NOTES TO FUND'S INVESTMENTS3

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
WPX Energy, Inc. (L)(Z)	5.250		09-15-24	1,400,000	$1,378,566
Financials 19.5%					30,623,904
Banks 10.8%
Banco BTG Pactual SA (S)	5.750		09-28-22	960,000	902,275
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (L)(Q)(Z)	6.125		11-15-20	1,000,000	1,050,500
Corp Group Banking SA (S)	6.750		03-15-23	1,000,000	952,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	865,000	880,926
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (Q)(S)	8.125		12-23-25	1,365,000	1,451,132
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)(Z)	6.875		06-01-21	760,000	807,144
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (L)(Q)(Z)	6.000		04-16-20	1,660,000	1,630,950
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	2,360,000	2,286,250
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750		02-01-24	2,200,000	2,407,702
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (L)(Q)(Z)	7.500		06-27-24	1,465,000	1,519,630
Sberbank of Russia (S)	6.125		02-07-22	1,000,000	1,087,700
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (L)(Q)(S)(Z)	7.375		09-13-21	790,000	791,462
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)(Z)	5.875		06-15-25	1,100,000	1,169,438
Capital markets 2.3%
Morgan Stanley (Z)	5.750		01-25-21	1,000,000	1,109,530
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (L)(Q)(Z)	5.550		07-15-20	1,160,000	1,190,450
The Goldman Sachs Group, Inc. (Z)	3.750		05-22-25	375,000	376,568
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20	1,000,000	1,020,000
Consumer finance 1.6%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (L)(Q)(Z)	4.900		03-15-20	800,000	784,920
Enova International, Inc.	9.750		06-01-21	665,000	673,313
Springleaf Finance Corp.	6.900		12-15-17	465,000	478,950
Springleaf Finance Corp.	8.250		10-01-23	500,000	520,000
Diversified financial services 0.7%
Leucadia National Corp.	5.500		10-18-23	600,000	638,008
Lincoln Finance, Ltd. (S)	7.375		04-15-21	385,000	408,148
Insurance 1.8%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,200,000	1,276,843
MetLife, Inc. (Z)	6.817		08-15-18	1,000,000	1,076,267
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month LIBOR + 4.177%) (S)	8.300		10-15-37	520,000	530,400
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (S)	5.000		12-15-21	970,000	985,763
Thrifts and mortgage finance 1.7%
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	550,000	552,063
MGIC Investment Corp.	5.750		08-15-23	585,000	611,325
Nationstar Mortgage LLC	7.875		10-01-20	505,000	525,200
Stearns Holdings LLC (S)	9.375		08-15-20	925,000	929,047
Health care 8.8%					13,869,571
Health care equipment and supplies 0.5%
Tennessee Merger Sub, Inc. (S)	6.375		02-01-25	840,000	821,100
Health care providers and services 6.7%
Community Health Systems, Inc. (L)(Z)	5.125		08-01-21	770,000	725,725
Community Health Systems, Inc. (L)(Z)	6.875		02-01-22	1,500,000	1,095,000

4SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19		250,000	$241,563
DaVita, Inc.	5.000		05-01-25		1,145,000	1,118,516
DaVita, Inc. (L)(Z)	5.125		07-15-24		1,145,000	1,134,266
HCA, Inc. (L)(Z)	5.250		04-15-25		1,000,000	1,052,500
HCA, Inc.	7.500		02-15-22		530,000	603,538
HealthSouth Corp.	5.750		11-01-24		1,545,000	1,568,175
LifePoint Health, Inc. (L)(Z)	5.875		12-01-23		1,500,000	1,492,500
Select Medical Corp. (L)(Z)	6.375		06-01-21		1,515,000	1,499,850
Pharmaceuticals 1.6%
Mallinckrodt International Finance SA (L)(S)(Z)	5.500		04-15-25		1,350,000	1,162,688
Mallinckrodt International Finance SA (L)(S)(Z)	5.750		08-01-22		1,460,000	1,354,150
Industrials 9.8%						15,360,578
Aerospace and defense 0.6%
Textron Financial Corp. (6.000% to 2-21-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67		1,295,000	961,538
Air freight and logistics 1.1%
Mexico City Airport Trust (S)	5.500		10-31-46		1,280,000	1,156,480
XPO Logistics, Inc. (L)(S)(Z)	6.500		06-15-22		570,000	594,938
Airlines 1.7%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18		1,550,000	1,608,125
TAM Capital 3, Inc. (S)	8.375		06-03-21		505,000	521,413
Tam Capital, Inc. (L)(Z)	7.375		04-25-17		500,000	502,000
Building products 0.3%
Masco Corp.	4.450		04-01-25		500,000	515,650
Commercial services and supplies 1.0%
LSC Communications, Inc. (S)	8.750		10-15-23		735,000	773,588
Ritchie Bros Auctioneers, Inc. (S)	5.375		01-15-25		305,000	310,719
Tervita Escrow Corp. (S)	7.625		12-01-21		410,000	425,375
Electrical equipment 0.5%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (L)(S)(Z)	6.500		06-15-45		800,000	824,000
Industrial conglomerates 0.5%
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	496,255
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-23		841,200	277,596
Road and rail 0.6%
The Kenan Advantage Group, Inc. (S)	7.875		07-31-23		900,000	921,375
Trading companies and distributors 3.2%
AerCap Ireland Capital, Ltd. (L)(Z)	4.500		05-15-21		1,735,000	1,808,529
Ahern Rentals, Inc. (S)	7.375		05-15-23		955,000	892,328
Aircastle, Ltd. (Z)	5.125		03-15-21		785,000	825,231
United Rentals North America, Inc. (L)(Z)	5.500		07-15-25		1,475,000	1,530,313
Transportation infrastructure 0.3%
Park Aerospace Holdings, Ltd. (S)	5.250		08-15-22		405,000	415,125
Information technology 4.7%						7,347,039
Electronic equipment, instruments and components 0.2%
Ingram Micro, Inc.	5.450		12-15-24		250,000	248,053
IT services 0.9%
Sixsigma Networks Mexico SA de CV (L)(S)(Z)	8.250		11-07-21		1,500,000	1,380,000
Semiconductors and semiconductor equipment 1.9%
Micron Technology, Inc. (L)(Z)	5.500		02-01-25		750,000	753,750

SEE NOTES TO FUND'S INVESTMENTS5

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (S)	5.625		01-15-26	1,400,000	$1,402,100
Micron Technology, Inc. (S)(Z)	7.500		09-15-23	820,000	910,200
Software 0.7%
Activision Blizzard, Inc. (S)(Z)	6.125		09-15-23	1,000,000	1,087,500
Technology hardware, storage and peripherals 1.0%
Diamond 1 Finance Corp. (S)(Z)	6.020		06-15-26	1,450,000	1,565,436
Materials 15.3%					24,062,166
Chemicals 5.0%
Ashland LLC	6.875		05-15-43	1,530,000	1,606,500
Braskem Finance, Ltd.	6.450		02-03-24	700,000	749,210
Mexichem SAB de CV (S)	6.750		09-19-42	1,500,000	1,471,875
Platform Specialty Products Corp. (L)(S)(Z)	6.500		02-01-22	1,615,000	1,648,309
Rain CII Carbon LLC (S)	8.250		01-15-21	360,000	363,600
The Chemours Company (L)(Z)	6.625		05-15-23	740,000	734,450
The Scotts Miracle-Gro Company (S)	6.000		10-15-23	490,000	518,175
Tronox Finance LLC	6.375		08-15-20	500,000	481,875
Tronox Finance LLC (L)(S)(Z)	7.500		03-15-22	280,000	273,000
Construction materials 0.8%
Standard Industries, Inc. (S)	5.375		11-15-24	1,220,000	1,258,125
Containers and packaging 2.2%
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	320,000	342,400
Ball Corp.	5.250		07-01-25	1,425,000	1,496,678
Crown Americas LLC	4.500		01-15-23	1,000,000	1,021,250
Graphic Packaging International, Inc.	4.875		11-15-22	650,000	670,313
Metals and mining 6.4%
AngloGold Ashanti Holdings PLC (L)(Z)	5.375		04-15-20	675,000	706,725
ArcelorMittal	7.250		02-25-22	880,000	992,200
First Quantum Minerals, Ltd. (S)	7.250		05-15-22	875,000	894,688
FMG Resources August 2006 Pty, Ltd. (S)(Z)	9.750		03-01-22	670,000	777,200
Freeport-McMoRan, Inc. (S)	6.875		02-15-23	1,340,000	1,396,950
Lundin Mining Corp. (S)	7.500		11-01-20	675,000	718,031
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	750,000	798,188
Novelis Corp. (S)	5.875		09-30-26	405,000	412,594
Severstal OAO (S)	4.450		03-19-18	1,000,000	1,019,924
Teck Resources, Ltd.	6.250		07-15-41	1,110,000	1,140,525
Vale Overseas, Ltd. (L)(Z)	5.875		06-10-21	1,120,000	1,198,400
Paper and forest products 0.9%
Norbord, Inc. (S)	6.250		04-15-23	735,000	763,481
Sappi Papier Holding GmbH (S)	7.750		07-15-17	600,000	607,500
Real estate 3.2%					5,022,255
Equity real estate investment trusts 2.7%
Crown Castle International Corp. (Z)	4.875		04-15-22	1,000,000	1,075,090
Crown Castle Towers LLC (S)(Z)	4.883		08-15-40	750,000	799,032
Trust F/1401 (L)(S)(Z)	5.250		12-15-24	2,475,000	2,401,493
Real estate management and development 0.5%
Rialto Holdings LLC (S)	7.000		12-01-18	732,000	746,640
Telecommunication services 13.2%					20,764,081
Diversified telecommunication services 7.6%
CenturyLink, Inc. (L)(Z)	7.500		04-01-24	620,000	656,425

6SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
CSC Holdings LLC (S)	5.500		04-15-27		1,045,000	$1,059,369
Frontier Communications Corp.	7.125		03-15-19		530,000	564,450
Frontier Communications Corp. (L)(Z)	11.000		09-15-25		860,000	869,675
GCI, Inc. (L)(Z)	6.875		04-15-25		1,355,000	1,409,200
Intelsat Jackson Holdings SA (L)(Z)	7.500		04-01-21		840,000	651,000
Level 3 Financing, Inc.	5.625		02-01-23		825,000	843,563
SBA Communications Corp.	4.875		07-15-22		1,135,000	1,150,606
SFR Group SA (S)	6.250		05-15-24		1,675,000	1,685,469
Telecom Italia Capital SA	6.000		09-30-34		720,000	709,200
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,000,000	1,039,900
Windstream Services LLC (L)(Z)	7.500		06-01-22		1,375,000	1,330,313
Wireless telecommunication services 5.6%
America Movil SAB de CV	6.000		06-09-19	MXN	8,670,000	398,869
America Movil SAB de CV	6.450		12-05-22	MXN	10,370,000	455,632
Colombia Telecomunicaciones SA ESP (S)	5.375		09-27-22		1,000,000	982,500
Digicel, Ltd. (S)	6.000		04-15-21		405,000	377,582
Sprint Communications, Inc.	6.000		11-15-22		935,000	951,363
T-Mobile USA, Inc.	6.250		04-01-21		900,000	932,580
T-Mobile USA, Inc. (L)(Z)	6.500		01-15-26		1,560,000	1,716,390
T-Mobile USA, Inc.	6.625		04-01-23		1,255,000	1,333,689
Telefonica Celular del Paraguay SA (S)	6.750		12-13-22		1,000,000	1,032,500
VimpelCom Holdings BV (S)	7.504		03-01-22		550,000	613,806
Utilities 7.4%						11,627,664
Electric utilities 3.4%
Abengoa Transmision Sur SA (S)	6.875		04-30-43		2,025,737	2,076,380
Beaver Valley II Funding Corp.	9.000		06-01-17		5,000	5,000
BVPS II Funding Corp.	8.890		06-01-17		13,000	13,158
Empresa Electrica Angamos SA (S)	4.875		05-25-29		1,000,000	970,625
FPL Energy National Wind LLC (S)	5.608		03-10-24		55,278	55,416
Israel Electric Corp., Ltd. (S)	5.000		11-12-24		1,000,000	1,045,570
Israel Electric Corp., Ltd. (S)	6.700		02-10-17		1,000,000	999,990
Talen Energy Supply LLC (L)(S)(Z)	4.625		07-15-19		175,000	169,313
Gas utilities 0.8%
AmeriGas Finance LLC	7.000		05-20-22		374,000	391,999
AmeriGas Partners LP (L)(Z)	5.625		05-20-24		900,000	933,750
Independent power and renewable electricity producers 3.2%
NRG Energy, Inc. (L)(Z)	6.250		07-15-22		1,320,000	1,359,600
NRG Energy, Inc. (L)(S)(Z)	6.625		01-15-27		600,000	596,250
NRG Energy, Inc. (L)(S)(Z)	7.250		05-15-26		450,000	470,813
NRG Yield Operating LLC (L)(Z)	5.375		08-15-24		2,490,000	2,539,800
Convertible bonds 0.2% (0.2% of Total investments)						$371,858
(Cost $448,263)
Energy 0.2%						371,858
Oil, gas and consumable fuels 0.2%
SandRidge Energy, Inc. (I)	0.000		10-04-20		339,984	371,858
Term loans (M) 0.4% (0.3% of Total investments)						$680,924
(Cost $915,564)
Industrials 0.4%						680,924
Airlines 0.0%
Global Aviation Holdings, Inc. (H)	0.000		07-31-17	51,038		0

SEE NOTES TO FUND'S INVESTMENTS7

Investors Trust

Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Global Aviation Holdings, Inc. (H)	0.000	02-13-18	514,063	$0
Machinery 0.4%
Gardner Denver, Inc.	4.558	07-30-20	689,313	680,924
Capital preferred securities (a) 0.7% (0.5% of Total investments)	$1,089,000
(Cost $1,146,993)
Financials 0.7%	1,089,000
Diversified financial services 0.7%
ILFC E-Capital Trust II (P)(S)	4.920	12-21-65	1,200,000	1,089,000
U.S. Government and Agency obligations 6.6% (4.3% of Total investments)	$10,439,847
(Cost $10,357,229)
U.S. Government Agency 6.6%	10,439,847
Federal National Mortgage Association
15 Yr Pass Thru (L) (Z)	4.000	12-01-24	829,696	877,588
30 Yr Pass Thru (L) (Z)	4.000	12-01-40	2,394,330	2,533,507
30 Yr Pass Thru (L) (Z)	4.000	09-01-41	2,213,240	2,332,574
30 Yr Pass Thru (L) (Z)	4.000	10-01-41	1,208,324	1,274,607
30 Yr Pass Thru	4.000	01-01-42	611,262	644,794
30 Yr Pass Thru (L) (Z)	4.500	10-01-40	1,617,375	1,749,058
30 Yr Pass Thru	5.000	04-01-41	369,705	410,432
30 Yr Pass Thru	5.500	08-01-40	119,588	133,701
30 Yr Pass Thru	6.500	01-01-39	421,613	483,586
Foreign government obligations 4.6% (3.0% of Total investments)	$7,305,404
(Cost $7,682,431)
Argentina 2.1%	3,329,420
Republic of Argentina
Bond (L) (S) (Z)	5.625	01-26-22	1,060,000	1,062,650
Bond (S)	7.500	04-22-26	1,200,000	1,253,400
Bond (S)	7.625	04-22-46	1,020,000	1,013,370
Egypt 0.8%	1,278,125
Republic of Egypt Bond (S)	8.500	01-31-47	1,250,000	1,278,125
Mexico 0.5%	855,906
Government of Mexico Bond	10.000	12-05-24	MXN	15,430,000	855,906
Saudi Arabia 1.2%	1,841,953
Kingdom of Saudi Arabia Bond (S)	3.250	10-26-26	1,930,000	1,841,953
Collateralized mortgage obligations 2.0% (1.3% of Total investments)	$3,067,228
(Cost $2,191,592)
Commercial and residential 1.7%	2,654,051
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 (P)	2.920	03-25-35	217,963	219,819
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.250	10-25-34	199,642	199,759
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	1.296	06-25-34	266,279	254,716
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05-19-47	4,575,710	71,102
Series 2007-4, Class ES IO	0.350	07-19-47	4,849,732	70,185
Series 2007-6, Class ES IO (S)	0.342	08-19-37	3,761,828	47,753

8SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.002		10-25-36	6,168,469	$497,007
Series 2005-AR18, Class 2X IO	1.710		10-25-36	5,426,271	231,868
MSCG Trust Series 2016-SNR, Class D (S)	6.550		11-15-34	1,090,000	1,061,842
U.S. Government Agency 0.3%					413,177
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.368		12-25-21	2,642,999	143,079
Series K709, Class X1 IO	1.516		03-25-19	3,077,222	81,309
Series K710, Class X1 IO	1.758		05-25-19	3,122,301	99,818
Government National Mortgage Association Series 2012-114, Class IO	0.823		01-16-53	1,523,136	88,971
Asset backed securities 1.1% (0.7% of Total investments)					$1,727,864
(Cost $1,778,835)
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	20,646	15,440
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2I (S)	3.484		10-25-45	987,500	979,608
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	770,250	732,816
				Shares	Value
Preferred securities (b) 2.4% (1.5% of Total investments)					$3,701,060
(Cost $3,621,297)
Financials 0.7%					1,077,087
Diversified financial services 0.7%
GMAC Capital Trust I, 6.691% (P)				41,910	1,077,087
Health care 0.4%					576,205
Pharmaceuticals 0.4%
Allergan PLC, 5.500%				728	576,205
Real estate 0.5%					816,080
Equity real estate investment trusts 0.5%
American Tower Corp., 5.250%				8,000	816,080
Utilities 0.8%					1,231,688
Electric utilities 0.4%
NextEra Energy, Inc., 6.123%				12,160	608,851
Multi-utilities 0.4%
DTE Energy Company, 6.500%				11,745	622,837
Common stocks 0.6% (0.4% of Total investments)					$914,722
(Cost $2,496,616)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				34,014	0
Energy 0.6%					914,722
Oil, gas and consumable fuels 0.6%
Energy XXI Gulf Coast, Inc. (I)(L)(Z)				16,738	472,849
Pacific Exploration and Production Corp. (I)(L)(Z)				3,651	146,098
SandRidge Energy, Inc. (I)(L)(Z)				14,421	295,775

SEE NOTES TO FUND'S INVESTMENTS9

Investors Trust

				Shares	Value
Industrials 0.0%					$0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)				82,159	0
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.9% (1.9% of Total investments)					$4,519,000
(Cost $4,519,000)
U.S. Government Agency 2.8%					4,369,000
Federal Home Loan Bank Discount Note	0.400		02-01-17	4,369,000	4,369,000
				Par value^	Value
Repurchase agreement 0.1%					$150,000
Repurchase Agreement with State Street Corp. dated 1-31-17 at 0.100% to be repurchased at $150,000 on 2-1-17, collateralized by $150,000 U.S. Treasury Inflated Index Note, 0.125% due 4-15-19 (valued at $157,378, including interest)				150,000	150,000
Total investments (Cost $238,712,904)† 152.6%					$239,826,620
Other assets and liabilities, net (52.6%)					($82,642,852)
Total net assets 100.0%					$157,183,768

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-17, and is a component of the fund's leverage under the Liquidity Agreement.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $97,779,650 or 62.2% of the fund's net assets as of 1-31-17.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-17 was $92,098,311. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $61,642,546.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 1-31-17, the aggregate cost of investment securities for federal income tax purposes was $239,503,943. Net unrealized appreciation aggregated to $322,677, of which $8,191,483 related to appreciated investment securities and $7,868,806 related to depreciated investment securities.

10SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

The fund had the following country composition as a percentage of total investments on 1-31-17:

United States	70.2%
Mexico	4.4%
Brazil	3.2%
Canada	2.8%
Luxembourg	2.8%
Netherlands	2.0%
France	2.0%
Ireland	1.8%
Argentina	1.4%
United Kingdom	1.0%
Other countries	8.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities and common stocks which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

       12

During the period ended January 31, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of January 31, 2017.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.09375%	3 Month LIBOR (a)	May 2017	($10,988)

(a) At 1-31-17, the 3 month LIBOR was 1.03456%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q1	01/17
This report is for the information of the shareholders of John Hancock Investors Trust.		3/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 17, 2017